Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2025
Entity File Number	001-38876
Entity Registrant Name	ATIF HOLDINGS LIMITED
Entity Central Index Key	0001755058
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	25391 Commercentre Dr.
Entity Address, Address Line Two	Ste 200
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	646
Local Phone Number	828-8710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.001 par value
Trading Symbol	ZBAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false